Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies Consist - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Commitments and Contingencies Consist [Abstract]
Commitment for capital investment in Sri Sai	$ 7,500,000	$ 7,500,000
Other capital commitment		1,411,022
Total	$ 7,500,000	$ 8,911,022